Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

(9) Income Taxes

The provision for income taxes is summarized as follows:

(Dollars in thousands)
	2024	2023	2022
Current expense
Federal	$3,081	4,289	4,153
State	464	541	560
	3,545	4,830	4,713
Deferred income tax expense (benefit)
Federal	693	(404)	(482)
State	338	(49)	(59)
	1,031	(453)	(541)

Total income tax	$4,576	4,377	4,172

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)
	2024	2023	2022
Tax expense at statutory rate	$4,398	4,184	4,262
State income tax, net of federal income tax effect	635	395	395
Interest received related to tax positions	(260)	-	-
Tax-exempt interest income	(114)	(182)	(445)
Increase in cash surrender value of life insurance	(164)	(91)	(71)
Tax credits	(10)	(10)	(11)
Nondeductible interest and other expense	24	30	24
Other	67	51	18
Total	$4,576	4,377	4,172

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities. The net deferred tax asset is included as a component of other assets at December 31, 2024 and 2023.

(Dollars in thousands)
	2024	2023
Deferred tax assets:
Allowance for credit losses	$2,485	2,944
Accrued retirement expense	1,215	1,210
Restricted stock	238	249
Interest income on nonaccrual loans	4	5
Lease liability	926	1,110
Unrealized loss on available for sale securities	11,412	11,741
Total gross deferred tax assets	16,280	17,259

Deferred tax liabilities:
Deferred loan fees	160	186
Accumulated depreciation	375	375
Prepaid expenses	296	3
ROU Asset	899	1,087
Partnership income	250	112
Other	9	12
Total gross deferred tax liabilities	1,989	1,775

Net deferred tax asset	$14,291	15,484

The Company has analyzed the tax positions taken or expected to be taken in its tax returns and has concluded that it has no liability related to uncertain tax positions.

As of December 31, 2024, the Company’s Federal income tax filings for years 2021 through 2023 are open to examination by the Internal Revenue Service. The Company’s North Carolina income tax returns for years 2021 through 2023 are open to examination by the North Carolina Department of Revenue.